SCHEDULE OF GOODWILL (Details) - Seamless Group Inc [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Balance	$ 19,229,528
Goodwill from acquisition	7,771,855
Balance	$ 27,001,383 [1]

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.